Related party transactions	9 Months Ended
Sep. 30, 2020
Related party transactions
Related party transactions

18.Related party transactions

Related party balances

The following amounts are due to related parties:

	September 30,	December 31,
	2020	2019
Shareholder loan	$—	$2,076
Due to related parties	398	275,512
	$398	$277,588

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Consulting fees	$—	$137,569	$125,004	$382,701
Salaries	417,675	217,017	1,022,440	515,684
Directors fees	86,729	135,723	335,645	296,201
Stock-based compensation	1,510,041	1,372,613	5,351,490	3,328,759
	$2,014,445	$1,862,922	$6,834,579	$4,523,345